UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23195

Nuveen Credit Opportunities 2022 Target Term Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:       September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JCO	Nuveen Credit Opportunities 2022 Target Term Fund Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 138.7% (100.0% of Total Investments)

	CORPORATE BONDS – 107.8% (77.7% of Total Investments)

	Aerospace & Defense – 3.0%

$3,000	Bombardier Inc., 144A	8.750%	12/01/21	B	$3,317,550
3,000	Bombardier Inc., 144A	6.000%	10/15/22	B	3,007,500
2,000	DAE Funding LLC, 144A	4.500%	8/01/22	BB+	1,950,000
8,000	Total Aerospace & Defense				8,275,050

	Airlines – 0.6%

1,500	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	1,503,750

	Banks – 0.4%

1,000	CIT Group Inc.	4.125%	3/09/21	BB+	1,003,250

	Chemicals – 5.0%

2,250	CF Industries Inc.	7.125%	5/01/20	BB+	2,379,375
1,500	Huntsman International LLC	4.875%	11/15/20	BB+	1,528,125
2,000	Kissner Group Holdings LP, 144A	8.375%	12/01/22	B	2,045,000
2,000	Momentive Performance Materials Inc.	3.880%	10/24/21	B	2,162,500
3,500	Platform Specialty Products Corp, 144A	6.500%	2/01/22	B+	3,578,750
2,000	TPC Group Inc., 144A	8.750%	12/15/20	B3	1,995,000
13,250	Total Chemicals				13,688,750

	Commercial Services & Supplies – 4.1%

4,000	ADT Corporation	6.250%	10/15/21	BB–	4,196,040
750	APX Group Inc.	8.750%	12/01/20	CCC	750,000
4,000	APX Group Inc.	7.875%	12/01/22	B1	4,080,000
2,000	Tervita Escrow Corp, 144A	7.625%	12/01/21	B+	2,062,500
10,750	Total Commercial Services & Supplies				11,088,540

	Construction & Engineering – 0.8%

2,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B–	2,055,000

	Construction Materials – 0.5%

1,431	Gates Global LLC, 144A	6.000%	7/15/22	B	1,439,944

	Consumer Finance – 0.8%

2,000	Navient Corp	6.500%	6/15/22	BB	2,077,500

	Containers & Packaging – 1.6%

4,303	Cascades Inc., 144A	5.500%	7/15/22	BB–	4,335,272

	Diversified Consumer Services – 0.5%

1,500	Harland Clarke Holdings Corp, 144A	6.875%	3/01/20	B+	1,486,905

	Diversified Financial Services – 4.4%

2,000	Abe Investment Holdings Inc./Getty Images Inc., 144A	10.500%	10/16/20	B3	2,075,000
2,000	Avation Capital SA, 144A	6.500%	5/15/21	BB–	2,005,000
2,500	CNG Holdings Inc., 144A	9.375%	5/15/20	CCC+	2,450,000
3,500	Jefferies Finance LLC Corporation, 144A	7.375%	4/01/20	BB–	3,556,875
1,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	1,002,500
1,000	Nationstar Mortgage LLC Capital Corporation	6.500%	7/01/21	B+	1,001,200
12,000	Total Diversified Financial Services				12,090,575

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Diversified Telecommunication Services – 9.4%

$4,000	CenturyLink Inc.	6.450%	6/15/21	BB	$4,150,000
500	Cogent Communications Finance Inc., 144A	5.625%	4/15/21	B–	502,500
2,225	Cogent Communications Group Inc., 144A	5.375%	3/01/22	Ba3	2,258,375
5,000	Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	4,975,000
10,150	Intelsat Luxembourg SA	7.750%	6/01/21	Ca	9,845,500
4,000	Level 3 Parent LLC	5.750%	12/01/22	BB–	4,045,800
25,875	Total Diversified Telecommunication Services				25,777,175

	Energy Equipment & Services – 5.4%

8,000	Bristow Group Inc.	6.250%	10/15/22	B–	5,840,000
2,000	Chesapeake Energy Corp	6.125%	2/15/21	B–	2,046,500
3,000	NGPL PipeCo LLC, 144A	4.375%	8/15/22	BBB–	3,022,500
2,000	Pioneer Energy Services Corp	6.125%	3/15/22	CCC	1,750,000
2,000	SESI LLC	7.125%	12/15/21	BB–	2,028,000
17,000	Total Energy Equipment & Services				14,687,000

	Entertainment – 0.8%

2,000	Netflix Inc.	5.500%	2/15/22	Ba3	2,061,500

	Equity Real Estate Investment Trusts – 2.6%

4,000	iStar Inc.	6.000%	4/01/22	BB	4,030,000
3,000	SBA Communications Corp	4.000%	10/01/22	B+	2,943,750
7,000	Total Equity Real Estate Investment Trusts				6,973,750

	Food Products – 0.4%

1,000	B&G Foods Inc.	4.625%	6/01/21	B+	998,750

	Health Care Equipment & Supplies – 4.3%

7,500	Kinetic Concepts Inc. / KCI USA Inc., 144A	7.875%	2/15/21	B1	7,746,000
4,000	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC	3,908,000
11,500	Total Health Care Equipment & Supplies				11,654,000

	Health Care Providers & Services – 10.9%

1,000	Acadia Healthcare Co Inc.	5.125%	7/01/22	B	997,500
3,000	Centene Corp	4.750%	5/15/22	BB+	3,028,500
4,000	Community Health Systems, Inc.	5.125%	8/01/21	B	3,890,000
6,450	Envision Healthcare Corp	5.625%	7/15/22	B–	6,631,890
6,800	Molina Healthcare Inc.	5.375%	11/15/22	BB–	6,910,500
2,000	Polaris Intermediate Corp, 144A	8.500%	12/01/22	B–	2,066,480
6,000	Tenet Healthcare Corp	6.000%	10/01/20	BB–	6,187,500
29,250	Total Health Care Providers & Services				29,712,370

	Hotels, Restaurants & Leisure – 5.3%

2,005	CCM Merger Inc., 144A	6.000%	3/15/22	B+	2,058,052
2,750	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp, 144A	6.750%	11/15/21	B+	2,846,250
4,000	MGM Resorts International	6.625%	12/15/21	BB	4,238,000
5,000	Scientific Games International Inc.	10.000%	12/01/22	B–	5,297,850
13,755	Total Hotels, Restaurants & Leisure				14,440,152

	Household Durables – 3.9%

4,000	Beazer Homes USA Inc.	8.750%	3/15/22	B3	4,230,000
6,500	Lennar Corp	4.750%	11/15/22	BBB–	6,540,625
10,500	Total Household Durables				10,770,625

	Household Products – 0.6%

2,000	Revlon Consumer Products Corp	5.750%	2/15/21	CCC	1,607,500

	Independent Power & Renewable Electricity Producers – 0.7%

2,000	AES Corp/VA	4.000%	3/13/21	BB+	1,995,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	IT Services – 1.1%

$3,000	Alliance Data Systems Corp, 144A	5.375%	8/01/22	N/R	$3,022,500

	Machinery – 0.7%

2,000	CNH Industrial Capital LLC	4.375%	4/05/22	BBB	2,023,600

	Media – 7.5%

2,000	Altice Luxembourg SA, 144A	7.750%	5/15/22	B–	1,946,500
5,013	Cablevision Systems Corp	5.875%	9/15/22	B–	5,110,127
4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B	4,010,880
1,500	Clear Channel International BV, 144A	8.750%	12/15/20	B+	1,548,300
5,000	DISH DBS Corp	5.875%	7/15/22	BB	4,878,125
3,000	Sirius XM Radio Inc., 144A	3.875%	8/01/22	BB	2,952,930
20,513	Total Media				20,446,862

	Metals & Mining – 1.0%

2,900	First Quantum Minerals Ltd, 144A	7.250%	5/15/22	B	2,838,375

	Mortgage Real Estate Investment Trusts – 0.7%

2,000	Starwood Property Trust Inc.	5.000%	12/15/21	BB–	2,015,000

	Oil, Gas & Consumable Fuels – 12.3%

4,000	California Resources Corp	5.500%	9/15/21	CCC–	3,620,000
3,500	Calumet Specialty Products	6.500%	4/15/21	B–	3,482,500
4,900	Calumet Specialty Products	7.625%	1/15/22	B–	4,912,250
2,675	Denbury Resources Inc.	6.375%	8/15/21	CCC+	2,608,125
3,000	Denbury Resources Inc.	5.500%	5/01/22	CCC+	2,760,000
8,600	FTS International Inc.	6.250%	5/01/22	B	8,277,500
4,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB	4,065,000
1,800	QEP Resources Inc.	5.375%	10/01/22	BB	1,806,750
2,000	SM Energy Co	6.125%	11/15/22	BB–	2,060,000
34,475	Total Oil, Gas & Consumable Fuels				33,592,125

	Pharmaceuticals – 3.3%

4,000	Bausch Health Cos Inc., 144A	5.625%	12/01/21	B–	3,985,000
3,000	Bausch Health Cos Inc., 144A	6.500%	3/15/22	BB–	3,120,000
2,000	Eagle Holding Co II LLC, 144A	7.625%	5/15/22	CCC+	2,025,000
9,000	Total Pharmaceuticals				9,130,000

	Professional Services – 1.4%

4,000	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB	3,903,960

	Road & Rail – 1.2%

3,112	Herc Rentals Inc., 144A	7.500%	6/01/22	B+	3,290,940

	Semiconductors & Semiconductor Equipment – 2.7%

4,816	Advanced Micro Devices Inc.	7.500%	8/15/22	B+	5,418,193
2,000	Amkor Technology Inc.	6.375%	10/01/22	BB	2,037,740
6,816	Total Semiconductors & Semiconductor Equipment				7,455,933

	Software – 2.3%

2,000	Blackboard Inc., 144A	9.750%	10/15/21	CCC–	1,575,000
295	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	301,519
2,800	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC	2,830,100
1,500	TIBCO Software Inc., 144A	11.375%	12/01/21	CCC+	1,601,250
6,595	Total Software				6,307,869

	Specialty Retail – 0.2%

1,000	Neiman Marcus Group Ltd LLC, 144A	8.000%	10/15/21	Caa3	656,875

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	Technology Hardware, Storage & Peripherals – 2.6%

$3,000	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A			5.875%	6/15/21	BB+	$3,090,001
4,000	Seagate HDD Cayman			4.250%	3/01/22	Baa3	3,974,354
7,000	Total Technology Hardware, Storage & Peripherals						7,064,355

	Wireless Telecommunication Services – 4.8%

3,000	Hughes Satellite Systems Corp			7.625%	6/15/21	BB–	3,240,840
2,000	Sprint Communications Inc.			6.000%	11/15/22	B+	2,040,000
7,500	Sprint Corp			7.250%	9/15/21	B+	7,921,875
12,500	Total Wireless Telecommunication Services						13,202,715
$294,525	Total Corporate Bonds (cost $296,787,718)						294,673,467

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 30.9% (22.3% of Total Investments) (3)

	Aerospace & Defense – 2.9%

$6,015	Sequa Corporation, Term Loan B	7.186%	2-Month LIBOR	5.000%	11/28/21	B–	$5,927,028
1,918	Sequa Corporation, Term Loan, Second Lien	11.200%	2-Month LIBOR	9.000%	4/28/22	CCC–	1,891,292
7,933	Total Aerospace & Defense						7,818,320

	Auto Components – 0.9%

2,362	Federal-Mogul Corporation, Tranche C, Term Loan	5.890%	1-Month LIBOR	3.750%	4/15/21	B1	2,367,831

	Commercial Services & Supplies – 4.4%

3,446	iQor US, Inc., Term Loan, First Lien	7.337%	3-Month LIBOR	5.000%	4/01/21	CCC	3,239,385
4,241	Monitronics International, Inc., Term Loan B2, First Lien	7.886%	3-Month LIBOR	5.500%	9/30/22	Caa1	4,147,855
4,955	Skillsoft Corporation, Initial Term Loan, First Lien	6.992%	1-Month LIBOR	4.750%	4/28/21	CCC+	4,725,822
12,642	Total Commercial Services & Supplies						12,113,062

	Diversified Financial Services – 0.9%

2,538	Ocwen Financial Corporation, Term Loan B, First Lien	7.165%	1-Month LIBOR	5.000%	12/05/20	B+	2,553,742

	Equity Real Estate Investment Trusts – 1.0%

2,924	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	8.242%	1-Month LIBOR	6.000%	6/30/22	CCC+	2,769,771

	Food & Staples Retailing – 2.1%

5,671	Albertson’s LLC, Term Loan B4	4.992%	1-Month LIBOR	2.750%	8/25/21	BB–	5,683,676

	Health Care Equipment & Supplies – 0.7%

1,945	Onex Carestream Finance LP, Term Loan, First Lien	6.242%	1-Month LIBOR	4.000%	6/07/19	B	1,946,215

	Health Care Providers & Services – 0.7%

1,974	Pharmaceutical Product Development, Inc., Term Loan B	4.742%	1-Month LIBOR	2.500%	8/18/22	Ba3	1,978,419

	Hotels, Restaurants & Leisure – 1.8%

4,938	Seaworld Parks and Entertainment, Inc., Term Loan B2	4.492%	1-Month LIBOR	2.250%	5/14/20	B	4,941,240

	Household Durables – 2.2%

5,869	Apex Tool Group LLC, Term Loan B	5.992%	1-Month LIBOR	3.750%	2/01/22	B	5,896,982

Principal Amount (000)	Description (1)	Coupon (3)	Reference Rate (3)	Spread (3)	Maturity (4)	Ratings (2)	Value

	Machinery – 1.8%

$1,971	NN, Inc., Term Loan	5.992%	1-Month LIBOR	3.750%	10/19/22	B+	$1,980,802
2,992	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.886%	3-Month LIBOR	4.500%	11/27/20	CCC+	2,921,092
4,963	Total Machinery						4,901,894

	Media – 3.6%

1,274	Affinion Group Holdings, Inc., Term Loan, First Lien	9.908%	1-Month LIBOR	7.750%	5/10/22	B2	1,311,249
1,969	Getty Images, Inc., Term Loan B, First Lien	5.742%	1-Month LIBOR	3.500%	10/18/19	B3	1,957,713
4,439	McGraw-Hill Education Holdings LLC, Term Loan B	6.242%	1-Month LIBOR	4.000%	5/02/22	B+	4,321,650
2,212	Springer Science & Business Media, Inc., Term Loan B13, First Lien	5.886%	3-Month LIBOR	3.500%	8/15/22	B	2,224,709
9,894	Total Media						9,815,321

	Software – 4.0%

2,520	Blackboard, Inc., Term Loan B4	7.333%	3-Month LIBOR	5.000%	6/30/21	B–	2,435,197
1,868	Ellucian, Term Loan B, First Lien	5.636%	3-Month LIBOR	3.250%	9/30/22	B	1,878,372
3,371	Informatica, Term Loan B	5.492%	1-Month LIBOR	3.250%	8/05/22	B	3,401,617
3,067	Tibco Software, Inc., Term Loan, First Lien	5.750%	1-Month LIBOR	3.500%	12/04/20	B	3,085,143
10,826	Total Software						10,800,329

	Specialty Retail – 2.9%

1,806	99 Cents Only Stores, Tranche B2, Term Loan, Second Lien (cash 8.852%, PIK 1.500%)	8.852%	3-Month LIBOR	6.500%	1/13/22	CCC+	1,747,180
2,997	Neiman Marcus Group, Inc., Term Loan	5.370%	1-Month LIBOR	3.250%	10/25/20	CCC	2,790,989
3,995	Petsmart Inc., Term Loan B, First Lien, (DD1)	5.120%	1-Month LIBOR	3.000%	3/11/22	B3	3,496,848
8,798	Total Specialty Retail						8,035,017

	Textiles, Apparel & Luxury Goods – 1.0%

3,000	J. Crew Group, Inc., Term Loan	5.515%	1-Month LIBOR	3.220%	3/05/21	CCC	2,738,865
$86,277	Total Variable Rate Senior Loan Interests (cost $84,203,349)						84,360,684
	Total Long-Term Investments (cost $380,991,067)						379,034,151
	Borrowings – (40.2)% (5), (6)						(110,000,000)
	Other Assets Less Liabilities – 1.5%						4,202,449
	Net Assets – 100%						$273,236,600

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JCO	Nuveen Credit Opportunities 2022 Target Term Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$294,673,467	$—	$294,673,467
Variable Rate Senior Loan Interests	—	84,360,684	—	84,360,684
Total	$—	$379,034,151	$—	$379,034,151

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

Tax cost of investments	$380,991,067
Gross unrealized:
Appreciation	$2,662,963
Depreciation	(4,619,879)
Net unrealized appreciation (depreciation) of investments	$(1,956,916)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(4)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(5)	Borrowings as a percentage of Total Investments is 29.0%.

(6)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for Borrowings.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate.

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Opportunities 2022 Target Term Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018